Advisory Research All Cap Value Fund
SUMMARY SECTION
Investment Objective
Advisory Research All Cap Value Fund (the “Fund”) seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Advisory Research All Cap Value Fund Advisory Research All Cap Value Fund Shares
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20.00
Overnight check delivery fee	15.00
Retirement account fees (annual maintenance and redemption requests)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisory Research All Cap Value Fund Advisory Research All Cap Value Fund Shares
Management fees		0.75%
Distribution (Rule 12b-1) Fees		none
Other expenses		0.51%
Acquired fund fees and expenses		0.01%
Total annual fund operating expenses	[1]	1.27%
Fee waiver and/or expense reimbursements	[2]	(0.26%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][2]	1.01%
[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Effective January 1, 2014, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.00% of average daily net assets of the Fund. This agreement is in effect until February 28, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Advisory Research All Cap Value Fund Advisory Research All Cap Value Fund Shares	103	377	672	1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest in equity securities of companies of any size including small and mid-capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stocks and convertible securities. While the Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of foreign issuers, including those in emerging markets, in keeping with the Fund’s investment objectives. From time to time, the Fund may have a significant portion of its assets in one or more market sectors such as the finance sector.

The Fund’s advisor uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that the advisor believes are profitable, undervalued on a price to book basis, and exhibit low levels of leverage. The Fund will invest in a portfolio of securities typically spread across many economic sectors.

The Fund also may invest in American, European, and Global Depository Receipts (“ADRs”, “EDRs”, and “GDRs”, respectively), and exchange-traded funds (“ETFs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges.

Principal Risks of Investing

Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

• Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

• Equity Risks: The value of securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

• Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

• Currency Risks: Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

• Emerging Markets Risks: The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

• Management Risks: The Fund’s portfolio is actively managed. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

• Finance Sector Risks: From time to time, the Fund may invest a significant amount of its total assets in the finance sector, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade.

• Small- and Mid-Cap Company Risks: The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

• Value Stock Risk: Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time or that the security is not undervalued but is appropriately priced. The Fund’s focus on value investing may cause the Fund to underperform when growth investing is in favor.

• ETF Risks: The risk of ETFs generally reflects the risk of owning shares of the underlying securities held by the ETFs, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Fund limits its investment in shares of other investment companies, including ETFs, to the extent allowed by the Investment Company Act of 1940, as amended (the “1940 Act”).

Performance

The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the Russell 3000 Index, which the Fund’s advisor considers to be the benchmark for the Fund’s relative performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ARIFunds.com.

Calendar-Year Total Returns

During the period of time shown in the bar chart, the highest return for a calendar quarter was 10.56% (quarter ended 12/31/2010, and the lowest return for a calendar quarter was -14.33% (quarter ended 9/30/2011).

Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns Advisory Research All Cap Value Fund		1 Year	3 Years	Since Inception	Inception Date
Advisory Research All Cap Value Fund Shares		10.37%	9.36%	9.63%	Nov. 16, 2009
Advisory Research All Cap Value Fund Shares - Return After Taxes on Distributions	[1]	10.22%	8.99%	9.28%	Nov. 16, 2009
Advisory Research All Cap Value Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.94%	7.88%	8.13%	Nov. 16, 2009
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)		17.55%	10.92%	10.71%	Nov. 16, 2009
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisory Research International All Cap Value Fund
SUMMARY SECTION
Investment Objective
Advisory Research International All Cap Value Fund (the “Fund”) seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Advisory Research International All Cap Value Fund Advisory Research International All Cap Value Fund Shares
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20.00
Overnight check delivery fee	15.00
Retirement account fees (annual maintenance and redemption requests)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisory Research International All Cap Value Fund Advisory Research International All Cap Value Fund Shares
Management fees		0.80%
Distribution (Rule 12b-1) Fees		none
Other expenses		14.41%
Acquired fund fees and expenses		0.01%
Total annual fund operating expenses	[1]	15.22%
Fee waiver and/or expense reimbursements	[2]	(14.11%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][2]	1.11%
[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Effective January 1, 2014, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.10% of average daily net assets of the Fund. This agreement is in effect until February 28, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Advisory Research International All Cap Value Fund Advisory Research International All Cap Value Fund Shares	113	2,961	5,256	9,230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies organized, headquartered or doing a substantial amount of business outside of the United States. The Fund considers a company that has at least 50% of its assets or derives at least 50% of its revenue from business outside the United States as doing a substantial amount of business outside the United States. The Fund invests in companies of all market capitalizations. From time to time, the Fund may have a significant portion of its assets in one or more market sectors such as the finance sector.

The Fund’s advisor uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that the advisor believes are profitable, undervalued on a range of valuation metrics, including price to book, price to earnings and price to cash flow, and exhibit low levels of leverage. The Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities. The Fund invests primarily in equity securities of foreign (non-U.S.) companies located in developed countries but may also invest in emerging markets. The Fund generally will invest in a portfolio of 40 to 80 securities of companies located in different countries and regions. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Fund also may invest in American, European, and Global Depository Receipts (“ADRs”, “EDRs”, and “GDRs”, respectively), and exchange-traded funds (“ETFs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges.

Principal Risks of Investing

Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

• Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

• Equity Risks: The value of securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

• Small- and Mid-Cap Company Risks: The securities of small- and mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

• Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

• Currency Risks: Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

• Emerging Markets Risks: The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

• Management Risks: The Fund’s portfolio is actively managed. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

• Non-Diversification Risks: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

• Finance Sector Risks: From time to time, the Fund may invest a significant amount of its total assets in the finance sector, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade.

• Value Stock Risk: Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time or that the security is not undervalued but is appropriately priced. The Fund’s focus on value investing may cause the Fund to underperform when growth investing is in favor.

• ETF Risks: The risk of ETFs generally reflects the risk of owning shares of the underlying securities held by the ETFs, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Fund limits its investment in shares of other investment companies, including ETFs, to the extent allowed by the Investment Company Act of 1940, as amended (the “1940 Act”).

Performance

The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the MSCI EAFE Value Index, which the Fund’s advisor considers to be the benchmark for the Fund’s relative performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ARIFunds.com.

Calendar-Year Total Returns

During the period of time shown in the bar chart, the highest return for a calendar quarter was 10.89% (quarter ended 03/31/2012, and the lowest return for a calendar quarter was -4.73% (quarter ended 06/30/2012).

Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns Advisory Research International All Cap Value Fund		1 Year	Since Inception	Inception Date
Advisory Research International All Cap Value Fund Shares		20.99%	(4.26%)	Mar. 31, 2010
Advisory Research International All Cap Value Fund Shares - Return After Taxes on Distributions	[1]	20.55%	(4.54%)	Mar. 31, 2010
Advisory Research International All Cap Value Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	14.21%	(3.63%)	Mar. 31, 2010
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)		17.69%	(4.40%)	Mar. 31, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisory Research International Small Cap Value Fund
SUMMARY SECTION
Investment Objective
Advisory Research International Small Cap Value Fund (the “Fund”) seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Advisory Research International Small Cap Value Fund Investor Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20.00
Overnight check delivery fee	15.00
Retirement account fees (annual maintenance and redemption requests)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisory Research International Small Cap Value Fund Investor Class
Management fees		0.90%
Distribution (Rule 12b-1) Fees		none
Other expenses (includes shareholder service fee of up to 0.15%)		0.76%
Acquired fund fees and expenses		0.01%
Total annual fund operating expenses	[1]	1.67%
Fee waiver and/or expense reimbursements	[2]	(0.37%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][2]	1.30%
[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Effective January 1, 2014, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.30% of the average daily net assets of the Fund. This agreement is in effect until February 28, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Advisory Research International Small Cap Value Fund Investor Class	132	490	873	1,945

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization companies and will invest at least 75% of its net assets in securities of companies located outside of the United States. The Fund considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI EAFE Small Cap Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. As of December 31, 2012, the market capitalizations of companies included in the MSCI EAFE Small Cap Index were between $47 million and $5.4 billion. Investments in companies that move above or below the capitalization range of the MSCI EAFE Small Cap Index may continue to be held by the Fund in the Fund advisor’s sole discretion. From time to time, the Fund may have a significant portion of its assets in one or more market sectors such as the finance sector.

The Fund’s advisor uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that it believes are profitable, undervalued on a price to book basis, and exhibit low levels of leverage. The Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities. The Fund invests primarily in equity securities of foreign (non-U.S.) companies located in developed countries but may also invest in emerging markets. The Fund generally will invest in a portfolio of 60 to 80 securities of companies located in different countries and regions. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Fund also may invest in American, European, and Global Depository Receipts (“ADRs”, “EDRs”, and “GDRs”, respectively), and exchange-traded funds (“ETFs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges.

Principal Risks of Investing

Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

• Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

• Equity Risks: The value of securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

• Small Cap Company Risks: The securities of small capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

• Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

• Currency Risks: Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

• Emerging Markets Risks: The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

• Management Risks: The Fund’s portfolio is actively managed. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

• Non-Diversification Risks: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

• Finance Sector Risks: From time to time, the Fund may invest a significant amount of its total assets in the finance sector, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade.

• Value Stock Risk: Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time or that the security is not undervalued but is appropriately priced. The Fund’s focus on value investing may cause the Fund to underperform when growth investing is in favor.

• ETF Risks: The risk of ETFs generally reflects the risk of owning shares of the underlying securities held by the ETFs, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Fund limits its investment in shares of other investment companies, including ETFs, to the extent allowed by the Investment Company Act of 1940, as amended (the “1940 Act”).

Performance

The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the MSCI EAFE Index and MSCI EAFE Small Cap Index, which the Fund’s advisor considers to be benchmarks for the Fund’s relative performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ARIFunds.com.

Calendar-Year Total Returns

During the period of time shown in the bar chart, the highest return for a calendar quarter was 11.74% (quarter ended 3/31/2012, and the lowest return for a calendar quarter was -17.21% (quarter ended 9/30/2011).

Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns Advisory Research International Small Cap Value Fund		1 Year	Since Inception	Inception Date
Investor Class		22.59%	6.78%	Mar. 31, 2010
Investor Class - Return After Taxes on Distributions	[1]	22.19%	6.11%	Mar. 31, 2010
Investor Class - Return After Taxes on Distributions and Sale of Fund Shares	[1]	15.44%	5.70%	Mar. 31, 2010
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		17.32%	3.56%	Mar. 31, 2010
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)		20.00%	6.03%	Mar. 31, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisory Research Global Value Fund
SUMMARY SECTION
Investment Objective
Advisory Research Global Value Fund (the “Fund”) seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Advisory Research Global Value Fund Advisory Research Global Value Fund Shares
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20.00
Overnight check delivery fee	20.00
Retirement account fees (annual maintenance and redemption requests)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisory Research Global Value Fund Advisory Research Global Value Fund Shares
Management fees		0.80%
Distribution (Rule 12b-1) Fees		none
Other expenses		1.53%
Acquired fund fees and expenses		0.01%
Total annual fund operating expenses	[1]	2.34%
Fee waiver and/or expense reimbursements	[2]	(1.23%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][2]	1.11%
[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Effective January 1, 2014, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.10% of average daily net assets of the Fund. This agreement is in effect until February 28, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Advisory Research Global Value Fund Advisory Research Global Value Fund Shares	113	612	1,139	2,581

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest primarily in equity securities of companies located throughout the world, including the United States. Under normal market conditions, the Fund will invest at least 40% of its assets in companies organized, headquartered or doing a substantial amount of business outside the United States. The Fund considers a company that has at least 50% of its assets or derives at least 50% of its revenue from business outside the United States as doing a substantial amount of business outside the United States. The Fund will allocate its assets among various regions and countries (but in no less than three different countries). The Fund will invest primarily in equity securities of companies located in developed countries and may invest up to 15% of its assets in emerging markets.

From time to time, the Fund may have a significant portion of its assets in one or more market sectors such as the finance sector.

The Fund’s advisor uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that the advisor believes are profitable, undervalued on a price to book basis, and exhibit low levels of leverage. The Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities. The Fund may invest in any size company, including small and mid-capitalization companies. The Fund generally will invest in a portfolio of 50 to 100 securities of companies located in different countries and regions. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Fund also may invest in American, European, and Global Depository Receipts (“ADRs”, “EDRs”, and “GDRs”, respectively), and exchange-traded funds (“ETFs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges.

Principal Risks of Investing

Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

• Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

• Equity Risks: The value of securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

• Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

• Currency Risks: Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

• Emerging Markets Risks: The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

• Management Risks: The Fund’s portfolio is actively managed. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

• Non-Diversification Risks: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

• Finance Sector Risks: From time to time, the Fund may invest a significant amount of its total assets in the finance sector, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade.

• Small- and Mid-Cap Company Risks: The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

• Value Stock Risk: Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time or that the security is not undervalued but is appropriately priced. The Fund’s focus on value investing may cause the Fund to underperform when growth investing is in favor.

• ETF Risks: The risk of ETFs generally reflects the risk of owning shares of the underlying securities held by the ETFs, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Fund limits its investment in shares of other investment companies, including ETFs, to the extent allowed by the Investment Company Act of 1940, as amended (the “1940 Act”).

Performance

The bar chart and the performance table below illustrate some of the risks of investing in the Fund.

The Fund commenced investment operations on July 30, 2010, after the conversion of a limited partnership account, which commenced on January 1, 2009 (the "Predecessor Account"), into shares of the Fund. Information in the bar chart and the performance table below prior to July 30, 2010, are for the Predecessor Account. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The returns for the Predecessor Account reflect its performance prior to the conversion into the Fund and have been adjusted to reflect the estimated gross annual operating expenses of the Fund as set forth in the Fund’s prospectus dated July 13, 2010, as amended July 22, 2010. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the Act, the Predecessor Account's performance may have been adversely affected. Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ARIFunds.com.

This bar chart shows the performance of the Predecessor Account based on a calendar year.

Calendar-Year Total Returns

During the period of time shown in the bar chart, the highest return for a calendar quarter was 27.37% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -19.75% (quarter ended 9/30/11).

This table shows the Fund’s (and the Predecessor Account’s) average annual total returns for the periods ending December 31, 2012. The table also shows how the Fund’s (and the Predecessor Account’s) performance compare with the returns on an index comprised of companies similar to those held by the Fund.

Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns Advisory Research Global Value Fund		1 Year	3 Years	Since Inception	Inception Date
Advisory Research Global Value Fund Shares		16.29%	7.72%	14.28%	Jan. 01, 2009
Advisory Research Global Value Fund Shares - Return After Taxes on Distributions	[1]	16.06%	7.49%	14.10%	Jan. 01, 2009
Advisory Research Global Value Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	10.90%	6.61%	12.45%	Jan. 01, 2009
MSCI World Value Index (reflects no deduction for fees, expenses or taxes)		15.51%	5.92%	10.77%	Jan. 01, 2009
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.